As filed with the Securities and Exchange Commission on May 21, 2012
1933 Act Registration No. 33-35788
1940 Act Registration No. 811-06136

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER

THE SECURITIES ACT OF 1933 ☑

Pre-Effective Amendment No.        ☐

Post-Effective Amendment No. 46 ☑

and/or

REGISTRATION UNDER THE

INVESTMENT COMPANY ACT OF 1940 ☑

Amendment No. 47

(Check appropriate box or boxes)

HOMESTEAD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

4301 Wilson Boulevard, Arlington, VA 22203

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:

(703) 907-5953

Kelly B. Whetstone, Esq.

Homestead Funds, Inc.

4301 Wilson Boulevard

Arlington, VA 22203

Copies to:

Bibb L. Strench, Esq.

Seward & Kissel LLP

1200 G Street, N.W.

Washington, D.C. 20005

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note:

This amendment is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information contained in Registrant’s prospectus, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 45 to Registrant’s registration statement on April 27, 2012.

SIGNATURES

This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Homestead Funds, Inc. (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 21, 2012. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO

S&P 500 STOCK MASTER PORTFOLIO

By:	/s/ John M. Perlowski
John M. Perlowski President and Chief Executive Officer

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 21, 2012. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	May 21, 2012

/s/ Neal J. Andrews Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 21, 2012

/s/ Paul L. Audet Paul L. Audet*	Trustee	May 21, 2012

/s/ Henry Gabbay Henry Gabbay*	Trustee	May 21, 2012

/s/ David O. Beim David O. Beim*	Trustee	May 21, 2012

/s/ Ronald W. Forbes Ronald W. Forbes*	Trustee	May 21, 2012

/s/ Matina S. Horner Dr. Matina S. Horner*	Trustee	May 21, 2012

/s/ Rodney D. Johnson Rodney D. Johnson*	Trustee	May 21, 2012

/s/ Herbert I. London Herbert I. London*	Trustee	May 21, 2012

/s/ Cynthia A. Montgomery Cynthia A. Montgomery*	Trustee	May 21, 2012

/s/ Robert C. Robb, Jr. Robert C. Robb, Jr.*	Trustee	May 21, 2012

/s/ Toby Rosenblatt Toby Rosenblatt*	Trustee	May 21, 2012

/s/ Kenneth L. Urish Kenneth L. Urish*	Trustee	May 21, 2012

/s/ Frederick W. Winter Frederick W. Winter*	Trustee	May 21, 2012

/s/ Joseph P. Platt, Jr. Joseph P. Platt, Jr.*	Trustee	May 21, 2012

By:	/s/ Ben Archibald
Ben Archibald (Attorney-in-Fact)

*	As Attorney-in-Fact pursuant to the power of attorney, dated September 22, 2011, as incorporated by reference to Post-Effective Amendment No. 45.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Homestead Funds, Inc. (the “Fund”) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 21st day of May, 2012.

Homestead Funds, Inc.

Peter R. Morris*

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

James F. Perna*	Chairman of the Board and Director	May 21, 2012

Peter R. Morris*	President, Chief Executive Officer and Director	May 21, 2012

Anthony M. Marinello*	Director	May 21, 2012

Anthony C. Williams*	Director	May 21, 2012

Douglas W. Johnson*	Director	May 21, 2012

Sheldon C. Petersen*	Director	May 21, 2012

Kenneth R. Meyer*	Director	May 21, 2012

Mark Rose*	Director	May 21, 2012

Peter J. Tonetti*	Director	May 21, 2012

Cynthia L. Dove*	Vice President and Chief Operating Officer	May 21, 2012

Amy M. DiMauro*	Treasurer	May 21, 2012

Kelly Bowers Whetstone*	Secretary	May 21, 2012

*By:	/s/ Danielle C. Sieverling
Danielle C. Sieverling Chief Compliance Officer Signed pursuant to Powers of Attorney

Exhibit List

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase